SCHEDULE OF WARRANT OUTSTANDING (Details) - Warrant [Member]	12 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning | shares
Weighted Average Exercise Price, Outstanding, Beginning | $ / shares
Weighted Average Remaining Life (Years), Outstanding, Beginning
Average Intrinsic Value, Outstanding, Ending | $
Number of Warrants, Granted | shares	33,500,000
Weighted Average Exercise Price, Granted | $ / shares	$ 0.10
Weighted Average Remaining Life (Years), Granted	5 years
Average Intrinsic Value, Granted | $
Number of Warrants, Outstanding, Ending | shares	33,500,000
Weighted Average Exercise Price, Outstanding, Ending | $ / shares	$ 0.10
Weighted Average Remaining Life (Years), Outstanding, Ending	4 years 9 months
Number of Warrants, Outstanding, Exercisable | shares	33,500,000
Weighted Average Exercise Price, Outstanding, Exercisable | $ / shares	$ 0.10
Weighted Average Remaining Life (Years), Outstanding, Exercisable	4 years 9 months
Average Intrinsic Value, Outstanding, Exercisable | $